                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

This supplement provides updates of information on the following topics:
(i) the termination and liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio of the JPMorgan Insurance Trust and (ii) notice that the Asset Allocation Models available under your contract will be updated effective April 21, 2017.

I. Termination and Liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio of the JPMorgan Insurance Trust

The Board of Trustees (the "Board") of JPMorgan Insurance Trust (the "Trust") approved the termination and liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (the "Portfolio"). It is anticipated that the Portfolio will be liquidated on or about May 19, 2017. The Portfolio is available as an investment option under your variable annuity contract.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on or about May 19, 2017 (the "Liquidation Date"). Assets held by the Separate Account that are invested in the Portfolio will be transferred at the close of trading on the NYSE on the Liquidation Date to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Please note that the Trust has stated that it will no longer accept the purchase of Portfolio shares after May 17, 2017. Therefore, if you provide us with instructions to purchase shares of one of the Portfolios after May 17, 2017, your request will be rejected.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19781CBNY SUPPG 2/28/17

Subaccounts

                                                                                        Adviser (and Sub-Adviser(s),
                             Subaccount Investing In            Investment Objective          as applicable)
                             -------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS SERIES  AB Balanced Wealth Strategy        Seeks to achieve     AllianceBernstein, L.P.
FUND, INC.                   Portfolio -- Class B               the highest total
                                                                return consistent
                                                                with the Adviser's
                                                                determination of
                                                                reasonable risk.
                             -------------------------------------------------------------------------------------------
                             AB Growth and Income               Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             -------------------------------------------------------------------------------------------
                             AB Large Cap Growth                Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             -------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE       Invesco V.I. American Franchise    To seek capital      Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE      Fund -- Series I shares            growth.
INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                             Invesco V.I. Global Real Estate    Total return         Invesco Advisers, Inc. (subadvised
                             Fund -- Series II shares           through growth of    by Invesco Asset Management
                                                                capital and current  Limited)
                                                                income.
                             -------------------------------------------------------------------------------------------
AMERICAN CENTURY             VP Income & Growth Fund --         The fund seeks       American Century Investment
VARIABLE PORTFOLIOS,         Class I                            capital growth by    Management, Inc.
INC.                                                            investing in common
                                                                stock. Income is a
                                                                secondary objective.
                             -------------------------------------------------------------------------------------------
                             VP International Fund -- Class I   The fund seeks       American Century Investment
                                                                capital growth.      Management, Inc.
                             -------------------------------------------------------------------------------------------
                             VP Ultra(R) Fund -- Class I        The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth.
                             -------------------------------------------------------------------------------------------
                             VP Value Fund -- Class I           The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth. Income is a
                                                                secondary objective.
                             -------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE    VP Inflation Protection Fund --    The fund pursues     American Century Investment
PORTFOLIOS II, INC.          Class II                           long-term total      Management, Inc.
                                                                return using a
                                                                strategy that seeks
                                                                to protect against
                                                                U.S. inflation.
                             -------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE            Deutsche Capital Growth VIP --     The fund seeks to    Deutsche Investment Management
SERIES I                     Class B Shares                     provide long-term    Americas Inc.
                                                                growth of capital.
                             -------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE            Deutsche Large Cap Value           Seeks to achieve a   Deutsche Investment Management
Series II                    VIP -- Class B Shares              high rate of total   Americas Inc.
                                                                return.
                             -------------------------------------------------------------------------------------------
                             Deutsche Small Mid Cap Value       Seeks long-term      Deutsche Investment Management
                             VIP -- Class B Shares              capital              Americas Inc.
                                                                appreciation.
                             -------------------------------------------------------------------------------------------
DREYFUS                      Dreyfus Investment Portfolios      The fund seeks       The Dreyfus Corporation
                             MidCap Stock Portfolio -- Initial  investment results
                             Shares                             that are greater
                                                                than the total
                                                                return performance
                                                                of publicly traded
                                                                common stocks of
                                                                medium-size
                                                                domestic companies
                                                                in the aggregate,
                                                                as represented by
                                                                the Standard &
                                                                Poor's MidCap
                                                                400(R) Index.
                             -------------------------------------------------------------------------------------------
                             Dreyfus Variable Investment        The fund seeks as    The Dreyfus Corporation
                             Fund -- Government Money           high a level of
                             Market Portfolio/1/                current income as
                                                                is consistent with
                                                                the preservation of
                                                                capital and the
                                                                maintenance of
                                                                liquidity.
                             -------------------------------------------------------------------------------------------
                             The Dreyfus Socially Responsible   The fund seeks to    The Dreyfus Corporation
                             Growth Fund, Inc. -- Initial       provide capital
                             Shares                             growth, with
                                                                current income as a
                                                                secondary objective.
                             -------------------------------------------------------------------------------------------
EATON VANCE VARIABLE         VT Floating-Rate Income Fund       To provide a high    Eaton Vance Management
TRUST                                                           level of current
                                                                income.
                             -------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.

                                                                                         Adviser (and Sub-Adviser(s),
                       Subaccount Investing In             Investment Objective                as applicable)
                       --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Contrafund(R) Portfolio --  Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS     Service Class 2                 appreciation.                  Company (FMR) (subadvised by
FUND                                                                                  FMR Co., Inc. (FMRC), Fidelity
                                                                                      Research & Analysis Company
                                                                                      (FRAC), Fidelity Management &
                                                                                      Research (U.K.) Inc. (FMR U.K.),
                                                                                      Fidelity International Investment
                                                                                      Advisors (FIIA), Fidelity
                                                                                      International Investment Advisors
                                                                                      (U.K.) Limited (FIIA(U.K.)L), and
                                                                                      Fidelity Investments Japan Limited
                                                                                      (FIJ))
                       --------------------------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --  Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                       Service Class 2                 fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                       potential for capital          FIJ)
                                                       appreciation. The fund's goal
                                                       is to achieve a yield which
                                                       exceeds the composite yield
                                                       on the securities comprising
                                                       the S&P 500(R) Index.
                       --------------------------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --        Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                       Service Class 2                 capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                      FIJ)
                       --------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Large Cap Growth VIP   Seeks capital appreciation.    Franklin Advisers, Inc.
VARIABLE INSURANCE     Fund -- Class 2 Shares          The fund normally invests at
PRODUCTS TRUST                                         least 80% of its net assets
                                                       in investments of large
                                                       capitalization companies.
                       --------------------------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP      Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                       Fund -- Class 2 Shares          with income as a secondary
                                                       goal. The fund normally
                                                       invests primarily in U.S. and
                                                       foreign equity securities
                                                       that the manager believes are
                                                       undervalued.
                       --------------------------------------------------------------------------------------------------
                       Templeton Foreign VIP Fund --   Seeks long-term capital        Templeton Investment Counsel, LLC
                       Class 2 Shares                  growth. The fund normally
                                                       invests at least 80% of its
                                                       net assets in investments of
                                                       issuers located outside the
                                                       U.S., including those in
                                                       emerging markets.
                       --------------------------------------------------------------------------------------------------
                       Templeton Growth VIP Fund --    Seeks long-term capital        Templeton Global Advisors Limited
                       Class 2 Shares                  growth. Under normal market
                                                       conditions the fund invests
                                                       predominantly in equity
                                                       securities of companies
                                                       located anywhere in the
                                                       world, including developing
                                                       markets.
                       --------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE     JPMorgan Insurance Trust Core   Seeks to maximize total        JPMorgan Investment Management
TRUST                  Bond Portfolio -- Class 1       return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                       intermediate- and long-term
                                                       debt securities.
                       --------------------------------------------------------------------------------------------------
                       JPMorgan Insurance Trust Mid    Seeks capital appreciation     J.P. Morgan Investment Management
                       Cap Value Portfolio -- Class 1  with the secondary goal of     Inc., an indirect, wholly-owned
                                                       achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                       investing in primarily equity
                                                       securities.
                       --------------------------------------------------------------------------------------------------
                       JPMorgan Insurance Trust Small  Seeks capital growth over the  J.P. Morgan Investment Management
                       Cap Core Portfolio -- Class 1   long term.                     Inc., an indirect, wholly-owned
                                                                                      subsidiary of JPMorgan Chase & Co.
                       --------------------------------------------------------------------------------------------------
                       JPMorgan Insurance Trust U.S.   Seeks to provide high total    JPMorgan Investment Management
                       Equity Portfolio -- Class 1     return from a portfolio of     Inc., an indirect, wholly-owned
                                                       selected equity securities.    subsidiary of JPMorgan Chase & Co.
                       --------------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                              Subaccount Investing In            Investment Objective          as applicable)
                              ------------------------------------------------------------------------------------------
MFS(R) VARIABLE               MFS(R) Total Return Series --      The fund's           Massachusetts Financial Services
INSURANCE TRUST               Service Class Shares               investment           Company
                                                                 objective is to
                                                                 seek total return.
                              ------------------------------------------------------------------------------------------
MFS(R) VARIABLE               MFS(R) Massachusetts Investors     The fund's           Massachusetts Financial Services
INSURANCE TRUST II            Growth Stock Portfolio -- Service  investment           Company
                              Class Shares                       objective is to
                                                                 seek capital
                                                                 appreciation.
                              ------------------------------------------------------------------------------------------
                              MFS(R) Strategic Income            The fund's           Massachusetts Financial Services
                              Portfolio -- Service Class Shares  investment           Company
                                                                 objective is to
                                                                 seek total return
                                                                 with an emphasis on
                                                                 high current
                                                                 income, but also
                                                                 considering capital
                                                                 appreciation.
                              ------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE          Oppenheimer Capital                The Fund seeks       OFI Global Asset Management, Inc.
ACCOUNT FUNDS                 Appreciation Fund/VA -- Service    capital              (subadvised by OppenheimerFunds,
                              Shares                             appreciation.        Inc.)
                              ------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/      The Fund seeks high  OFI Global Asset Management, Inc.
                              VA -- Service Shares               total return.        (subadvised by OppenheimerFunds,
                                                                                      Inc.)
                              ------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Small      The Fund seeks       OFI Global Asset Management, Inc.
                              Cap Fund(R)/VA -- Service Shares   capital              (subadvised by OppenheimerFunds,
                                                                 appreciation.        Inc.)
                              ------------------------------------------------------------------------------------------
PIMCO VARIABLE                High Yield Portfolio --            Seeks maximum total  Pacific Investment Management
INSURANCE TRUST               Administrative Class Shares        return, consistent   Company LLC
                                                                 with preservation
                                                                 of capital and
                                                                 prudent investment
                                                                 management.
                              ------------------------------------------------------------------------------------------
                              Low Duration Portfolio --          Seeks maximum total  Pacific Investment Management
                              Administrative Class Shares        return, consistent   Company LLC
                                                                 with preservation
                                                                 of capital and
                                                                 prudent investment
                                                                 management.
                              ------------------------------------------------------------------------------------------
STATE STREET VARIABLE         Total Return V.I.S. Fund/1/        Seeks the highest    SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS, INC.                                     total return,
                                                                 composed of current
                                                                 income and capital
                                                                 appreciation, as is
                                                                 consistent with
                                                                 prudent investment
                                                                 risk.
                              ------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S Fund are available.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                    as applicable)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Founding Funds         Seeks capital appreciation, with          Franklin Templeton Services, LLC
VARIABLE INSURANCE  Allocation VIP Fund -- Class 2  income as a secondary goal. Under         (the fund's administrator)
PRODUCTS TRUST      Shares                          normal market conditions, the fund
                                                    invests equal portions in Class 1 shares
                                                    of Franklin Income VIP Fund;
                                                    Franklin Mutual Shares VIP Fund; and
                                                    Templeton Growth VIP Fund.
                    -----------------------------------------------------------------------------------------------------------
                    Franklin Income VIP Fund --     Seeks to maximize income while            Franklin Advisers, Inc.
                    Class 2 Shares                  maintaining prospects for capital
                                                    appreciation. The fund normally
                                                    invests in both equity and debt
                                                    securities.
                    -----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II. Notice of Update to Asset Allocation Models Effective After the Close of Business on April 21, 2017

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 21, 2017.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        Current through April 21, 2017

                                                                   Portfolios                                     Model A Model B
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      1%      2%
                                 -------------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                                           2%      3%
                                 -------------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1                                 2%      4%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                           3%      7%
                                 -------------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares                                   3%      6%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R)/ /VIP Mid Cap Portfolio -- Service Class 2                              1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                      1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        1%      1%
----------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares                            1%      1%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I                                   1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 2%      5%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                20%     40%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            59%     44%
----------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II                           9%      6%
----------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       5%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                                            3%      3%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                            80%     60%
----------------------------------------------------------------------------------------------------------------------------------

                                  Portfolios                                     Model C Model D Model E
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      3%      4%      5%
--------------------------------------------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     3%      3%      4%
--------------------------------------------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                                           5%      7%      9%
--------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1                                 6%      8%     11%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                          10%     14%     17%
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                   9%     13%     16%
--------------------------------------------------------------------------------------------------------
Fidelity(R)/ /VIP Mid Cap Portfolio -- Service Class 2                              3%      4%      5%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                      3%      3%      4%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        2%      3%      3%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  3%      4%      5%
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                            2%      3%      3%
--------------------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                                   3%      3%      4%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 7%      9%     12%
--------------------------------------------------------------------------------------------------------

                                                                                   60%     80%    100%
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            29%     15%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     2%      1%      0%
--------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                           4%      2%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       3%      1%      0%
--------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                            2%      1%      0%
--------------------------------------------------------------------------------------------------------

                                                                                   40%     20%      0%
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                        Current through April 21, 2017

                                                                                       Fixed Income Asset
     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)          Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust
 -- Class B                               Protection Fund -- Class II              Core Bond Portfolio --
AB Growth and Income Portfolio --        American Century VP International Fund    Class 1
 Class B                                  -- Class I                              PIMCO VIT Low Duration
American Century VP Income & Growth      American Century VP Ultra(R)/ /Fund --    Portfolio --
 Fund -- Class I                          Class I                                  Administrative Class Shares
American Century VP Value Fund --        Deutsche Capital Growth VIP -- Class B
 Class I                                  Shares
Deutsche Large Cap Value VIP -- Class B  Deutsche Small Mid Cap Value VIP --
 Shares                                   Class B Shares
The Dreyfus Socially Responsible Growth  Dreyfus Investment Portfolios -- MidCap
 Fund, Inc. -- Initial Shares             Stock Portfolio -- Initial Shares
Fidelity(R)/ /VIP Contrafund(R)/         Eaton Vance VT Floating-Rate Income Fund
 /Portfolio -- Service Class 2           Fidelity(R)/ /VIP Mid Cap Portfolio --
Fidelity(R)/ /VIP Equity-Income           Service Class 2
 Portfolio -- Service Class 2            Invesco V.I. Global Real Estate Fund --
Franklin Templeton VIP Franklin Large     Series II shares
 Cap Growth VIP Fund -- Class 2 Shares   JPMorgan Insurance Trust Intrepid Mid
Franklin Templeton VIP Franklin Mutual    Cap Portfolio -- Class 1
 Shares VIP Fund -- Class 2 Shares       MFS(R)/ /VIT Strategic Income Series --
Franklin Templeton VIP Templeton          Service Class Shares
 Foreign VIP Fund -- Class 2 Shares      Oppenheimer Main Street Small Cap
Franklin Templeton VIP Templeton Growth   Fund(R)/VA -- Service Shares
 VIP Fund -- Class 2 Shares              PIMCO VIT High Yield Portfolio --
Invesco V.I. American Franchise Fund --   Administrative Class Shares
 Series I shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
Oppenheimer Capital Appreciation
 Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA --
 Service Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on April 21, 2017

                                                                   Portfolios                                     Model A Model B
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      2%      4%
                                 -------------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     2%      3%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                                           1%      3%
                                 -------------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1                                 2%      3%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                           3%      6%
                                 -------------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund/VA -- Service Shares                                   3%      7%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                                1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                         1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        1%      1%
                                 -------------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                      0%      1%
----------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares                            1%      1%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I                                   1%      3%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 1%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                                20%     40%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            55%     41%
----------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     5%      5%
----------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II                           8%      6%
----------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       6%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                                            6%      4%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                            80%     60%
----------------------------------------------------------------------------------------------------------------------------------

                                  Portfolios                                     Model C Model D Model E
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service Class 2                      6%      8%     10%
--------------------------------------------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     5%      6%      8%
--------------------------------------------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                                           4%      6%      7%
--------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1                                 5%      6%      8%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                          10%     13%     16%
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                  10%     14%     17%
--------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                                3%      4%      5%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1                         2%      3%      4%
--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                        2%      2%      3%
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                      1%      2%      2%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                  2%      3%      4%
--------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                            2%      2%      3%
--------------------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                                   4%      6%      7%
--------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares                 4%      5%      6%
--------------------------------------------------------------------------------------------------------

                                                                                   60%     80%    100%
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                            27%     12%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                     3%      2%      0%
--------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                           4%      2%      0%
--------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                       3%      2%      0%
--------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                            3%      2%      0%
--------------------------------------------------------------------------------------------------------

                                                                                   40%     20%      0%
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

            Effective after the close of business on April 21, 2017

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust Core Bond
 -- Class B                               Protection Fund -- Class II              Portfolio -- Class 1
AB Growth and Income Portfolio --        American Century VP International Fund   PIMCO VIT Low Duration Portfolio --
 Class B                                  -- Class I                               Administrative Class Shares
American Century VP Income & Growth      American Century VP Ultra(R)/ /Fund --
 Fund -- Class I                          Class I
American Century VP Value Fund --        Deutsche Capital Growth VIP -- Class B
 Class I                                  Shares
Deutsche Large Cap Value VIP -- Class B  Deutsche Small Mid Cap Value VIP --
 Shares                                   Class B Shares
The Dreyfus Socially Responsible Growth  Dreyfus Investment Portfolios -- MidCap
 Fund, Inc. -- Initial Shares             Stock Portfolio -- Initial Shares
Fidelity(R)/ /VIP Contrafund(R)/         Eaton Vance VT Floating-Rate Income Fund
 /Portfolio -- Service Class 2           Fidelity(R) VIP Mid Cap Portfolio --
Fidelity(R)/ /VIP Equity-Income           Service Class 2
 Portfolio -- Service Class 2            Invesco V.I. Global Real Estate Fund --
Franklin Templeton VIP Franklin Large     Series II shares
 Cap Growth VIP Fund -- Class 2 Shares   MFS(R)/ /VIT Strategic Income Series --
Franklin Templeton VIP Franklin Mutual    Service Class Shares
 Shares VIP Fund -- Class 2 Shares       Oppenheimer Main Street Small Cap
Franklin Templeton VIP Templeton          Fund(R)/VA -- Service Shares
 Foreign VIP Fund -- Class 2 Shares      PIMCO VIT High Yield Portfolio --
Franklin Templeton VIP Templeton Growth   Administrative Class Shares
 VIP Fund -- Class 2 Shares
Invesco V.I. American Franchise Fund --
 Series I shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
Oppenheimer Capital Appreciation
 Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA --
 Service Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or to one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that as a result of the pending liquidation of the JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (the "Portfolio"), changes are being made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. In this case, shares of the Portfolio will be unavailable in the Model after April 21, 2017. If we do not receive new allocation instructions from a contract owner invested in the Portfolio under the Model before the Portfolio is liquidated, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

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